Income tax expense (Details 3) - CAD	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net operating losses carried forward:
Timing differences on property and equipment and financing costs	CAD 1,789,311	CAD 1,850,228	CAD 2,106,780
SRED Expenditures	215,303
Foreign Tax Credit	371,133
Total operating loss carryforwards	11,059,946	9,605,738	8,568,248
Intellectual property	(6,216,552)	(6,671,544)
Deferred Tax Assets, Operating Loss Carryforwards	5,482,090	2,934,194	8,568,248
Less valuation allowance	(5,482,090)	(2,934,194)	(8,568,248)
Net Operating loss carry forward
Canada
Net operating losses carried forward:
Total operating loss carryforwards	6,747,506	5,100,905	4,236,318
USA
Net operating losses carried forward:
Total operating loss carryforwards	CAD 2,575,389	CAD 2,654,605	CAD 2,225,150